August 5, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Current Interest (the “Trust”)
John Hancock Money Market Fund (the “Fund”)
File Nos. 811-2485 and 2-50931

CERTIFICATION UNDER RULE 497(j)

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the form of prospectus and statement of additional information for the Trust that would have been filed pursuant to paragraph (c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information, each dated August 1, 2009, contained in Post-Effective Amendment No. 71 under the Securities Act and Post-Effective Amendment No. 49 under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the Securities and Exchange Commission on July 24, 2009.

Sincerely,

/s/ Nicholas J. Kolokithas
Nicholas J. Kolokithas
Assistant Secretary